INCOME TAXES (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Domestic	$ 28,285	$ 13,194	$ 6,304
Foreign	3,458	1,272	1,651
Income before taxes on income	$ 31,743	$ 14,466	$ 7,955